Accrued Expenses	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses
6.	ACCRUED EXPENSES

Accrued expenses consisted of the following:

	As of December 31,
	2018	2017
	(in thousands)
Accrued compensation	$514	$1,671
Accrued audit fees	159	133
Accrued license fees	90	70
Accrued clinical expenses	86	199
Accrued other	151	632

Total accrued expenses	$1,000	$2,705